Consolidated Statements Of Financial Condition - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 696,283	$ 912,932
Cash segregated for regulatory purposes		90,802	73,235
Receivables:
Brokerage clients, net		1,384,096	1,415,936
Brokers, dealers, and clearing organizations		459,107	1,024,752
Securities purchased under agreements to resell	[1]	512,220	248,588
Financial instruments owned, at fair value		1,143,684	925,045
Available-for-sale securities, at fair value		3,773,508	3,181,313
Held-to-maturity securities, at amortized cost	[2]	3,698,098	3,038,405
Loans held for sale, at lower of cost or market		226,068	228,588
Bank loans, net		6,947,759	5,591,190
Investments, at fair value		111,379	133,563
Fixed assets, net		155,120	172,828
Goodwill		968,834	962,282
Intangible assets, net		109,627	116,304
Loans and advances to financial advisors and other employees, net		378,124	396,318
Deferred tax assets, net		105,152	225,453
Other assets		624,092	482,624
Total Assets		21,383,953	19,129,356
Payables:
Brokerage clients		828,206	842,014
Brokers, dealers, and clearing organizations		276,302	523,107
Drafts		107,043	94,451
Securities sold under agreements to repurchase	[3]	233,704	268,546
Bank deposits		13,411,935	11,527,483
Financial instruments sold, but not yet purchased, at fair value		778,863	699,032
Accrued compensation		493,973	295,354
Accounts payable and accrued expenses		308,911	400,570
Federal Home Loan Bank advances		745,000	500,000
Borrowings		256,000	377,000
Senior notes		1,014,940	795,891
Debentures to Stifel Financial Capital Trusts		67,500	67,500
Total liabilities		18,522,377	16,390,948
Shareholders’ Equity:
Preferred stock − $1 par value; authorized 3,000,000 shares; 6,000 issued		150,000	150,000
Common stock − $0.15 par value; authorized 97,000,000 shares; issued 71,636,986 and 69,507,842 shares, respectively		10,746	10,426
Additional paid-in-capital		1,733,348	1,840,551
Retained earnings		1,033,526	876,958
Accumulated other comprehensive loss		(26,736)	(39,042)
Stockholders' Equity before adjustment for Treasury Stock		2,900,884	2,838,893
Treasury stock, at cost, 772,302 and 2,866,492 shares, respectively		(39,308)	(100,485)
Total Shareholders’ Equity		2,861,576	2,738,408
Total Liabilities and Shareholders’ Equity		$ 21,383,953	$ 19,129,356

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $509.4 million and $248.5 million at December 31, 2017 and 2016, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $241.4 million and $299.3 million at December 31, 2017 and 2016, respectively.